Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Year ended December 31,
2014	$ 183,430
2015	104,139
2016	79,454
2017	76,038
2018	70,692
Thereafter	351,292
Total	$ 865,045